AQR Style Premia Alternative Fund Expense Example - AQR Style Premia Alternative Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 610
Expense Example, with Redemption, 3 Years	1,808
Expense Example, with Redemption, 5 Years	2,980
Expense Example, with Redemption, 10 Years	5,795
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	1,880
Expense Example, with Redemption, 5 Years	3,090
Expense Example, with Redemption, 10 Years	5,969
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	599
Expense Example, with Redemption, 3 Years	1,779
Expense Example, with Redemption, 5 Years	2,934
Expense Example, with Redemption, 10 Years	$ 5,722